Investment Strategy - Parvin Hedged Equity Solari World Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]

Parvin Asset Management, LLC (the “Sub-Adviser”) seeks to achieve the Fund’s investment objective by investing pursuant to a strategy designed for more risk-averse investors to realize the growth and income potential of stocks but guard against the full impact of market losses.

The Sub-Adviser utilizes a global universe of stocks for this strategy. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund’s investment in equity securities may be of any market capitalization. In addition, under normal market conditions, the Fund will invest in at least three countries (one of which may be the United States) and will invest at least 40% of its total assets at the time of purchase in non-U.S. companies. Of investments held in the Fund, approximately 30%-60% are expected to be U.S. domestic companies, approximately 30%-60% companies located in international developed markets, and approximately 10%-30% companies domiciled in emerging markets. The Sub-Adviser expects international equity investments to include American Depositary Receipts (“ADR’s”) that trade in U.S. markets.  The Fund considers emerging market issuers to be those countries represented in the MSCI Emerging Markets Index. The Fund is a diversified investment company.

Potential investments for the Fund’s portfolio are first screened by Solari Investment Screens, LLC (the “Screen Manager” or “Solari”), primarily for governance concerns.  The Screen Manager considers corporate governance as the primary concern in seeking long-term returns since management is naturally led toward appropriate decision-making when moral, ethical and legal considerations are addressed through good governance. Well-governed enterprises should find that complaints about institutional corruption, environmental damage and equitable treatment are limited.

Following Solari’s investment screen, the Sub-Adviser selects stocks of profitable, attractively valued companies that are expected to generate a positive total economic return to both shareholders and society at large. The Sub-Adviser’s selection process targets seasoned, well-capitalized businesses generating cash from profitable operations in markets around the world. If profitability is expected to become permanently impaired because of diminishing growth prospects or higher capital requirements, a position may be sold. The Sub-Adviser will hedge the Fund’s equity exposure by using put options on equity indexes and exchange traded funds (“ETFs”) that invest in stocks held by equity indexes.  The Sub-Adviser seeks to provide returns that reflect a combination of the lower volatility of bonds and the higher appreciation of stocks.